Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	September 2012
Distribution Date	10/15/12
Transaction Month	3
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$235,992,469.28	0.6920600	$190,123,960.47	0.5575483	$45,868,508.81
Class A-2 Notes	$390,000,000.00	1.0000000	$390,000,000.00	1.0000000	$-
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000	$-
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$1,347,222,469.28	0.9276922	$1,301,353,960.47	0.8961073	$45,868,508.81

Weighted Avg. Coupon (WAC)	4.44%		4.45%
Weighted Avg. Remaining Maturity (WARM)	51.77		50.93
Pool Receivables Balance	$1,426,026,384.84		$1,380,099,643.84
Remaining Number of Receivables	83,163		82,022

Adjusted Pool Balance	$1,400,289,661.53		$1,355,577,042.16

III. COLLECTIONS

Principal:
Principal Collections	$45,388,423.98
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$140,251.49
Total Principal Collections	$45,528,675.47

Interest:
Interest Collections	$5,145,412.20
Late Fees & Other Charges	$59,701.31
Interest on Repurchase Principal	$-
Total Interest Collections	$5,205,113.51

Collection Account Interest	$6,056.11
Reserve Account Interest	$1,008.70
Servicer Advances	$-

Total Collections	$50,740,853.79

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	September 2012
Distribution Date	10/15/12
Transaction Month	3
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$50,740,853.79
Reserve Account Available	$7,478,006.60
Total Available for Distribution	$58,218,860.39

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,188,355.32		$1,188,355.32	$1,188,355.32
Collection Account Interest					$6,056.11
Late Fees & Other Charges					$59,701.31
Total due to Servicer					$1,254,112.74

2. Class A Noteholders Interest:
Class A-1 Notes		$53,754.36		$53,754.36
Class A-2 Notes		$175,500.00		$175,500.00
Class A-3 Notes		$242,316.67		$242,316.67
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$594,380.53		$594,380.53	$594,380.53

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$48,791,051.94

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$45,868,508.81

		Distributable Amount		Paid Amount
Class A-1 Notes				$45,868,508.81
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$45,868,508.81		$45,868,508.81
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$45,868,508.81

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					2,922,543.13

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$25,736,723.31
Beginning Period Amount	$25,736,723.31
Current Period Amortization	$1,214,121.63
Ending Period Required Amount	$24,522,601.68
Ending Period Amount	$24,522,601.68
Next Distribution Date Amount	$23,339,353.82

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	September 2012
Distribution Date	10/15/12
Transaction Month	3
30/360 Days	30
Actual/360 Days	28

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$53,067,192.25	$54,223,081.69	$54,223,081.69
Overcollateralization as a % of Original Adjusted Pool	3.55%	3.63%	3.63%
Overcollateralization as a % of Current Adjusted Pool	3.79%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.29%	81,441	99.11%	$1,367,758,156.06
30 - 60 Days	0.60%	492	0.75%	$10,335,914.32
61 - 90 Days	0.10%	79	0.13%	$1,809,024.44
91 + Days	0.01%	10	0.01%	$196,549.02
		82,022		$1,380,099,643.84
Total
Delinquent Receivables 61 + days past due	0.11%	89	0.15%	$2,005,573.46
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.06%	48	0.07%	$996,596.94
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.00%	3	0.00%	$53,175.48
Three-Month Average Delinquency Ratio	0.06%		0.07%

Repossession in Current Period		35		$746,080.74
Repossession Inventory		48		$697,246.94

Charge-Offs
Gross Principal of Charge-Off for Current Period				$538,317.02
Recoveries				$(140,251.49)
Net Charge-offs for Current Period				$398,065.53

Beginning Pool Balance for Current Period				$1,426,026,384.84

Net Loss Ratio				0.33%
Net Loss Ratio for 1st Preceding Collection Period				0.05%
Net Loss Ratio for 2nd Preceding Collection Period				0.01%
Three-Month Average Net Loss Ratio for Current Period				0.13%

Cumulative Net Losses for All Periods				$469,332.08
Cumulative Net Losses as a % of Initial Pool Balance				0.03%

Principal Balance of Extensions				$6,310,452.06
Number of Extensions				293

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